Equity and Net Loss Per Share (Details) - Schedule of Weighted Average Shares of Common Stock Outstanding - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income	$ 39,301	$ (396,744)		$ 161,353
Net income attributable to noncontrolling interests	33,432	(349,139)		137,081		$ (383,326)
Net income available to Class A common stockholders	$ 5,869	$ (47,605)		$ 24,272		$ (47,604)
Adjustment for dilutive RSUs				1
Adjustment for dilutive earnout units at Falcon’s Beyond Global, LLC	$ (1,110)			$ (6,162)
Dilutive net income attributable to Class A common stockholders	$ 4,759			$ 18,111
Weighted average Class A common stock outstanding – basic	12,079,955	8,514,245		11,640,446		8,514,245
Adjustment for dilutive RSUs	991			330
Adjustment for dilutive Class A earnout shares	185,462			206,051
Weighted average Class A common stock outstanding – diluted	12,303,698	8,514,245		11,888,104		8,514,245
Net income per Class A common share – basic:	$ 0.49	$ (5.59)		$ 2.09		$ (5.59)
Net income per Class A common share – diluted:	$ 0.39	$ (5.59)		$ 1.52		$ (5.59)